ING MUTUAL FUNDS

ING Global Real Estate Fund and ING International Real Estate Fund

(each a “Fund” and collectively the “Funds”)

ING EQUITY TRUST

ING Real Estate Fund (a “Fund”)

Supplement dated July 13, 2011

to the Funds’ Current Prospectuses

On or about July 1, 2011, ING Groep N.V., the indirect parent of ING Investments, LLC (“ING Investments”), the Funds’ investment adviser, completed a transaction in which it sold ING Clarion Real Estate Securities LLC (“Clarion”), the Funds’ sub-adviser, to CB Richard Ellis Group, Inc. (“CBRE”) as part of a larger transaction wherein CBRE acquired the real estate investment business of ING Groep N.V., including Clarion (the “Transaction”).  The completion of the Transaction also resulted in a name change for Clarion to CBRE Clarion Securities LLC (“CBRE Clarion”). In anticipation of the Transaction, on June 14, 2011, the Funds’ shareholders approved new sub-advisory agreements between ING Investments and CBRE Clarion, each of which became effective on or about July 1, 2011. Each new sub-advisory agreement has substantially the same terms, including the compensation structure, as was in place under the Funds’ previous sub-advisory agreements with Clarion. The portfolio management teams for the sub-adviser under the new agreements are the same as those in place prior to the closing of the Transaction.

In addition, on June 14, 2011, ING Global Real Estate Fund’s shareholders also approved a “Manager-of-Managers” arrangement for the Fund. None of the Funds’ investment objectives or principal investment strategies changed as a result of the Transaction.

Effective immediately, the Funds’ Prospectuses are revised as follows:

1.                                       The subsection entitled “Portfolio Management — Sub-Adviser” of the summary section of the Funds’ Prospectuses is hereby deleted and replaced with the following:

Sub-Adviser

CBRE Clarion Securities LLC

ING Global Real Estate Fund’s and ING International Real Estate Fund’s Prospectus

2.                                       The second paragraph of the subsection entitled “Management of the Funds — The Sub-Advisers and Portfolio Managers” is hereby deleted and replaced with the following:

The Adviser acts as a ‘‘manager-of-managers’’ for ING Emerging Countries Fund, ING Global Bond Fund, ING Global Natural Resources Fund, ING Global Opportunities Fund, ING Global Real Estate Fund, ING Global Value Choice Fund, ING Greater China Fund, ING Index Plus International Equity Fund, ING International Capital Appreciation Fund, ING International Core Fund, ING International Growth Fund, ING International Real Estate Fund, ING International SmallCap Multi-Manager Fund, ING International Value Fund, and ING International Value Choice Fund (collectively, “Manager-of-Managers Funds”). The Adviser delegates to the sub-advisers of the Manager-of-Managers Funds the responsibility for investment management, subject to the Adviser’s oversight. The Adviser is responsible for monitoring the investment program and performance of the sub-advisers of the Manager-of-Managers Funds.

3.                                       The subsection entitled “Management of the Funds — ING Global Real Estate Fund and ING International Real Estate Fund” of the Funds’ Prospectuses is hereby deleted and replaced with the following:

ING Global Real Estate Fund and ING International Real Estate Fund

CBRE Clarion Securities LLC

CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities LLC) (“CBRE Clarion” or “Sub-Adviser”), founded in 1969, is a Delaware limited liability company and is registered with the SEC as an investment adviser. CBRE Clarion is a unit of CBRE Global Investors, the independently-operated real estate investment management business of CB Richard Ellis Group, Inc., (“CBRE”) a Fortune 500 and S&P 500 company headquartered in Los Angeles, CA. CBRE Clarion is in the business of providing investment advice to institutional and individual client accounts.  The principal address of CBRE Clarion is 201 King of Prussia Road, Suite 600, Radnor, PA 19087.  As of June 30, 2011, CBRE had approximately $21.1 billion in assets under management.

CBRE Clarion is an indirect majority owned subsidiary of CBRE.  Prior to July 1, 2011, CBRE Clarion was owned by ING Groep N.V., the indirect parent of the Adviser.

Neither of the Funds’ investment objectives or principal investment strategies changed as a result of the transaction in which CBRE acquired CBRE Clarion.

ING Global Real Estate Fund

The following individuals are jointly responsible for the day-to-day management of ING Global Real Estate Fund.

T. Ritson Ferguson, Managing Director and Co-Chief Investment Officer.  Mr. Ferguson has served as Co-Chief Investment Officer or Chief Investment Officer of CBRE Clarion since 1991.

Steven D. Burton, Managing Director and Co-Chief Investment Officer, is a member of CBRE Clarion’s Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the United States. Mr. Burton joined CBRE Clarion in 1995.

Joseph P. Smith, Managing Director and Co-Chief Investment Officer, is a member of the Investment Policy Committee. Mr. Smith joined CBRE Clarion in 1997.

ING International Real Estate Fund

The following individuals are jointly responsible for the day-to-day management of ING International Real Estate Fund.

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T. Ritson Ferguson, Managing Director and Co-Chief Investment Officer. Mr. Ferguson has served as Co-Chief Investment Officer or Chief Investment Officer of CBRE Clarion since 1991.

Steven D. Burton, Managing Director and Co-Chief Investment Officer, is a member of CBRE Clarion’s Investment Committee. He is also responsible for evaluating the investment potential of public real estate companies outside of the United States. Mr. Burton joined CBRE Clarion in 1995.

ING Real Estate Fund’s Prospectus

4.                                       The subsection entitled “Management of the Funds — ING Real Estate Fund” of the Fund’s Prospectus is hereby deleted and replaced with the following:

ING Real Estate Fund

CBRE Clarion Securities LLC (formerly, ING Clarion Real Estate Securities LLC) (“CBRE Clarion” or “Sub-Adviser”), founded in 1969, is a Delaware limited liability company and is registered with the SEC as an investment adviser. CBRE Clarion is a unit of CBRE Global Investors, the independently-operated real estate investment management business of CB Richard Ellis Group, Inc., (“CBRE”) a Fortune 500 and S&P 500 company headquartered in Los Angeles, CA. CBRE Clarion is in the business of providing investment advice to institutional and individual client accounts.  The principal address of CBRE Clarion is 201 King of Prussia Road, Suite 600, Radnor, PA 19087.  As of June 30, 2011, CBRE had approximately $21.1 billion in assets under management.

CBRE Clarion is an indirect majority owned subsidiary of CBRE.  Prior to July 1, 2011, CBRE Clarion was owned by ING Groep N.V., the indirect parent of the Adviser.

The Fund’s investment objective or principal investment strategies did not change as a result of the transaction in which CBRE acquired CBRE Clarion.

The following individuals are jointly responsible for the day-to-day management of ING Real Estate Fund.

T. Ritson Ferguson, Managing Director and Co-Chief Investment Officer.  Mr. Ferguson has served as Co-Chief Investment Officer or Chief Investment Officer of CBRE Clarion since 1991.

Joseph P. Smith, Managing Director and Co-Chief Investment Officer, is a member of the Investment Policy Committee. Mr. Smith joined CBRE Clarion in 1997.

Historical adviser/name and strategies information

Effective Date	Fund Name	Adviser
11/04/02	No Change	ING Investments, LLC

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ING MUTUAL FUNDS

ING Global Real Estate Fund and ING International Real Estate Fund

(each a “Fund” and collectively the “Funds”)

ING EQUITY TRUST

ING Real Estate Fund (a “Fund”)

Supplement dated July 13, 2011

to the Funds’ Current Statements of Additional Information (“SAIs”)

On or about July 1, 2011, ING Groep N.V., the indirect parent of ING Investments, LLC (“ING Investments”), the Funds’ investment adviser, completed a transaction in which it sold ING Clarion Real Estate Securities LLC (“Clarion”), the Funds’ sub-adviser, to CB Richard Ellis Group, Inc. (“CBRE”) as part of a larger transaction wherein CBRE acquired the real estate investment business of ING Groep N.V., including Clarion (the “Transaction”).  The completion of the Transaction also resulted in a name change for Clarion to CBRE Clarion Securities LLC (“CBRE Clarion”). In anticipation of the Transaction, on June 14, 2011, the Funds’ shareholders approved new sub-advisory agreements between ING Investments and CBRE Clarion, each of which became effective on or about July 1, 2011. Each new sub-advisory agreement has substantially the same terms, including the compensation structure, as was in place under the Funds’ previous sub-advisory agreements with Clarion. The portfolio management teams for the sub-adviser under the new agreements are the same as those in place prior to the closing of the Transaction.

In addition, on June 14, 2011, ING Global Real Estate Fund’s shareholders also approved a “Manager-of-Managers” arrangement for the Fund.

None of the Funds’ investment objectives or principal investment strategies changed as a result of the Transaction.

Effective immediately, the Funds’ SAIs are revised as follows:

1.                                       All references to “ING Clarion Real Estate Securities LLC” and “ING CRES” are hereby deleted and replaced with “CBRE Clarion Securities LLC” and “CBRE Clarion,” respectively.

ING Global Real Estate Fund’s and ING International Real Estate Fund’s SAI

2.                                       The second paragraph of the section entitled “Adviser” of the Fund’s SAI is hereby deleted and replaced with the following:

ING Investments, ING IM, IIMA, and IIM Asia Pacific are indirect, wholly-owned subsidiaries of ING Groep N.V. (NYSE: ING) (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 85 million private, corporate and institutional clients in more than 40 countries.  With a diverse workforce of about 105,000 people, ING Groep is dedicated to setting the standard in helping its clients manage their financial future. The principal executive offices of ING Groep are located at Amstelveenseweg 500, 1081 KL, P.O. Box 810, 1000 AV Amsterdam, Netherlands.

3.                                       The fourth paragraph of the section entitled “Sub-Advisers” of the Funds’ SAI is hereby deleted and replaced with the following:

On May 24, 2002, the SEC issued an Exemptive Relief Order permitting ING Investments to enter into new investment sub-advisory contracts with a non-affiliated sub-adviser or materially amend an existing sub-advisory agreement, subject to approval by the Board (including a majority of Independent Trustees) but without obtaining shareholder approval for certain Funds. Global Natural Resources Fund, Global Real Estate Fund, Global Value Choice Fund, Emerging Countries Fund, Global Opportunities Fund, Greater China Fund, Index Plus International Equity Fund, International Capital Appreciation Fund, International Real Estate Fund, International SmallCap Multi-Manager Fund, International Value Choice Fund, International Value Fund, Global Bond Fund, International Core Fund, and International Growth Fund (“Manager-of-Manager Funds”) each operate in this manner.  ING Investments  may rely on this exemptive order only if, among other things, a fund’s shareholders have approved the arrangement.  The sole shareholder of Global Opportunities Fund approved this “manager-of-managers” arrangement on June 30, 2003.  The shareholders of Global Value Choice Fund approved this “manager-of-managers” agrangement on January 27, 2005. The sole shareholder of International Value Choice approved this “manager-of-managers” arrangement on February 1, 2005.  The shareholders of each of Emerging Countries Fund and International SmallCap Multi-Manager Fund approved this “manager-of-managers” arrangement on February 15, 2005.  The sole shareholder of each of Greater China Fund, Index Plus International Equity Fund, and International Capital Appreciation Fund approved this “manager-of-managers” arrangement on November 10, 2005. The sole shareholder of International Real Estate Fund approved this “manager-of-managers” arrangement on January 19, 2006.  The sole shareholder of Global Bond Fund approved this “manager-of-managers” arrangement on  June 30, 2006.  The shareholders of Global Natural Resources Fund approved this “manager-of-managers” arrangement on September 21, 2006.  The sole shareholder of International Growth Fund approved this “manager-of-managers” arrangement on December 15, 2010.  The sole shareholder of International Core Fund approved this “manager-of-managers” arrangement on February 7, 2011.  The shareholders of International Value Fund approved this “manager-of-managers” arrangement on February 2, 2011.  The shareholders of Global Real Estate Fund approved this “manager-of-managers” arrangement on June 14, 2011. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trusts must approve any new or amended Sub-Advisory Agreements with sub-advisers on behalf of the Manager-of-Manager Funds.  In accordance with the exemptive order received from the SEC, an information statement describing any sub-adviser changes will be provided to shareholders within ninety (90) days of the change.  ING Investments  remains responsible for providing general management services to the the Manager-of-Manager Funds, including overall supervisory responsibility for the general management and investment of the Manager-of-Manager Funds’ assets, and, subject to the review and approval of the Board, will among other things:  (i) set the Manager-of-Manager Funds’ overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Manager-of-Manager Funds’ assets; (iii) when appropriate, allocate and reallocate the Manager-of-Manager Funds’ assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Manager-of-Manager Funds’ investment objectives, policies, and restrictions.

4.                                       The sixth paragraph of the section entitled “Sub-Advisers” of the Funds’ SAI is hereby deleted and replaced with the following:

Pursuant to a Sub-Advisory Agreement between ING Investments and CBRE Clarion dated July 1, 2011, CBRE Clarion serves as Sub-Adviser to Global Real Estate Fund and International Real Estate Fund.  In this capacity, CBRE, subject to the supervision and control of ING Investments and the Trustees of the Funds, on behalf of the Funds, manages the Funds’ portfolio investments consistently with each Fund’s investment objective, and executes any of the Funds’ investment policies that it deems appropriate to utilize from time to time.  Located at 201 King of Prussia Road, Suite 600, Radnor, PA 19087, CBRE is in the business of providing investment advice to institutional and individual clients. CBRE Clarion is a unit of CBRE Global Investors, the independently-operated real estate investment management business of CB Richard Ellis Group, Inc.

5.                                       The subsections entitled “Portfolio Managers — Global Real Estate Fund — Compensation” and “Portfolio Managers — International Real Estate Fund — Compensation” of the Funds’ SAI are hereby deleted and replaced with the following:

Compensation

Senior management of CBRE Clarion, including the portfolio managers primarily responsible for the Fund, owns approximately 23% of the firm on a fully-diluted basis.  Ownership entitles senior management to an increasing share of the firm’s profits over time, although an owner’s equity interest may be forfeited if the individual resigns voluntarily in the first several years.

There are three components of compensation for CBRE Clarion portfolio managers—base salary, annual bonus and deferred compensation awards. Base salary is reviewed annually and fixed for each year at market competitive levels. Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. CBRE Clarion portfolio managers’ objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Fund. With respect to the Fund, such benchmarks include the FTSE EPRA/NAREIT Developed Index and the S&P Developed Property Index. Compensation is not based on the level of Fund assets.

ING Real Estate Fund’s SAI

6.                                       The first paragraph of the section entitled “Adviser” of the Fund’s SAI is hereby deleted and replaced with the following:

The investment adviser for the Funds is ING Investments, LLC (“ING Investments” or “Adviser”) which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles.  ING Investments, subject to the authority of the Trustees of the Funds, has the overall responsibility for the management of each Fund’s portfolio subject to delegation of certain responsibilities to other investment advisers (each a “Sub-Adviser” and collectively, “Sub-Advisers”): ING Investment Management Co. (“ING IM”), as Sub-Adviser to Equity Dividend Fund, Growth Opportunities Fund, MidCap Opportunities Fund, and SmallCap Opportunities Fund; CBRE Clarion Securities LLC

(“CBRE Clarion”) as Sub-Adviser to Real Estate Fund; and Tradewinds Global Investors, LLC (“Tradewinds”) as Sub-Adviser to Value Choice Fund.  ING Investments, and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”) (NYSE: ING). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services to over 85 million private, corporate and institutional clients in more than 40 countries.  With a diverse workforce of about 105,000 people, ING Groep is dedicated to setting the standard in helping its clients manage their financial future. The principal executive offices of ING Groep are located at Amstelveenseweg 500, 1081 KL, P.O. Box 810, 1000 AV Amsterdam, Netherlands.

6.                                       The sixth paragraph of the section entitled “Sub-Advisers” of the Fund’s SAI is hereby deleted and replaced with the following:

Pursuant to a Sub-Advisory Agreement between ING Investments and CBRE Clarion dated July 1, 2011, CBRE Clarion acts as the sub-adviser to Real Estate Fund.  In this capacity, CBRE Clarion, subject to the supervision and control of ING Investments and the Trustees of the Fund, manages the Fund’s portfolio of investments in a manner consistent with the Fund’s investment objective and executes any of the Fund’s investment policies that it deems appropriate to utilize from time to time.  Located at 201 King of Prussia Road, Radnor, PA 19087, CBRE Clarion is in the business of providing investment advice to institutional and individual clients. CBRE Clarion is a unit of CBRE Global Investors, the independently-operated real estate investment management business of CB Richard Ellis Group, Inc.

7.                                       The subsection entitled “Portfolio Managers — Real Estate Fund — Compensation” is hereby deleted and replaced with the following:

Compensation

Senior management of CBRE Clarion, including the portfolio managers primarily responsible for the Fund, owns approximately 23% of the firm on a fully-diluted basis.  Ownership entitles senior management to an increasing share of the firm’s profits over time, although an owner’s equity interest may be forfeited if the individual resigns voluntarily in the first several years.

There are three components of compensation for CBRE Clarion portfolio managers—base salary, annual bonus and deferred compensation awards. Base salary is reviewed annually and fixed for each year at market competitive levels. Variable bonus and deferred compensation awards are made annually and are based upon individual achievement, over each annual period, of performance objectives established at the beginning of the period. CBRE Clarion portfolio managers’ objectives include targets for gross performance above specific benchmarks for all portfolios they manage, including the Fund. With respect to the Fund, such benchmarks include the Morgan Stanley U.S. REIT Index and the Dow Jones Wilshire Real Estate Securities Index. Compensation is not based on the level of Fund assets.

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